Note 9 - Common Stock and Warrants	9 Months Ended
Sep. 30, 2013
Notes
Note 9 - Common Stock and Warrants

NOTE 9 – COMMON STOCK AND WARRANTS

For the three months ended September 30, 2013

During the three months ended September 30, 2013, the Company issued 1,700,000 shares of its common stock consisting of 300,000 common shares, the value of which is to be applied against the consulting fees due the former President of Goldfield valued at $12,000, 300,000 common shares issued to the Company’s outside accountant for services valued at $12,000, 300,000 common shares issued to the Company’s legal counsel for services valued at $12,000, and 800,000 shares issued to three consultants for services rendered valued at $24,000, which was charged to operations.

For the three months ended September 30, 2012

The Company did not issue any common shares during the three months ended September 30, 2012.

On November 20, 2012, the Company adopted its 2012 Stock Incentive Plan (the “Plan”). Under the Plan, the Company reserved 5,000,000 shares of its common stock to be issued to employees, directors, consultants and advisors. The exercise price under the Plan is $0.001 per share.  As of September 30, 2013, the Company issued 3,100,000 common shares through the Plan.

Options

The following table sets forth common share purchase warrants (post-split) outstanding as of September 30, 2013:

	Warrants Outstanding	Weighted Average Exercise Price

Balance, December 31, 2012	5,710	$12.50
Warrants granted	-	-
Warrants expired	(5,710)	$(12.50)
Balance, September 30, 2013	-	$-